Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.89%
California: 0.26%
Utilities revenue: 0.26%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2023C	5.00%	10-1-2031	$ 500,000	$ 506,975
Colorado: 0.53%
Health revenue: 0.53%
Colorado Health Facilities Authority Hospital CommonSpirit Health Series B-2	5.00	8-1-2049	1,000,000	1,048,965
Georgia: 0.24%
Utilities revenue: 0.24%
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	500,000	476,854
Guam: 1.03%
Airport revenue: 0.50%
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	325,000	340,522
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	645,384
				985,906
Utilities revenue: 0.27%
Guam Power Authority Series A	5.00	10-1-2026	500,000	527,082
Water & sewer revenue: 0.26%
Guam Government Waterworks Authority Water and Wastewater Revenue Bonds Series 2016	5.00	1-1-2046	500,000	507,301
				2,020,289
Illinois: 0.71%
GO revenue: 0.29%
Illinois GO Series March 2022A	5.25	3-1-2037	500,000	562,368
Miscellaneous revenue: 0.42%
Chicago IL Special Assessment Improvement Refunding Bonds Series 2022 144A	2.53	12-1-2025	335,000	321,181
Illinois GO Bonds Series June 2013	5.25	7-1-2028	500,000	502,113
				823,294
				1,385,662
Minnesota: 95.22%
Airport revenue: 3.37%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2032	800,000	811,069
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,100,000	1,111,062
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016A	5.00	1-1-2031	485,000	524,019
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016C	5.00%	1-1-2046	$1,000,000	$ 1,038,301
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016D	5.00	1-1-2041	250,000	256,649
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019A	5.00	1-1-2031	500,000	568,007
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019A	5.00	1-1-2033	200,000	202,646
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019B	5.00	1-1-2025	1,000,000	1,032,743
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2022A	5.00	1-1-2052	1,000,000	1,069,459
				6,613,955
Education revenue: 20.30%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	660,801
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	589,329
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	485,728
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	969,737
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	499,653
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	123,125
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	97,765
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	96,957
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	400,887
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	502,047
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	353,100
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	626,434
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	600,240
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	566,894
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	70,000	70,069
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,211,872
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	892,591
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	400,042
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,027,846
Minnesota HEFAR Macalester College	5.00	3-1-2028	400,000	436,459
Minnesota HEFAR Macalester College	5.00	3-1-2030	500,000	548,891
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	404,162
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	593,741
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,055,319
Minnesota HEFAR St. John's University	4.00	10-1-2034	200,000	206,475
See accompanying notes to portfolio of investments

2  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota HEFAR St. John's University	4.00%	10-1-2035	$ 170,000	$ 174,035
Minnesota HEFAR St. John's University	4.00	10-1-2039	200,000	198,425
Minnesota HEFAR St. John's University	4.00	10-1-2040	200,000	196,867
Minnesota HEFAR St. Olaf College	4.00	10-1-2046	2,750,000	2,641,706
Minnesota HEFAR St. Thomas University Green Bond Series A	5.00	10-1-2026	295,000	317,021
Minnesota HEFAR St. Thomas University Green Bond Series A	5.00	10-1-2052	1,000,000	1,051,107
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	507,566
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	796,620
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	979,777
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	800,052
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	792,490
Minnesota HEFAR St. Thomas University Series 8L	5.00	10-1-2036	775,000	848,997
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	4.00	11-1-2037	595,000	593,073
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	535,790
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	738,842
Minnesota State Colleges & Universities Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	549,957
Moorhead MN Educational Facilities Revenue Bonds The Concordia College Corporation Project Series 2016	5.00	12-1-2025	1,540,000	1,573,351
Otsego MN Kaleidoscope Project Series 2014A	5.00	9-1-2034	1,100,000	1,052,895
Otsego MN Kaleidoscope Project Series 2014A	4.15	9-1-2024	190,000	187,241
Ramsey MN Charter School PACT Project Series 2022A	5.00	6-1-2032	1,000,000	979,093
St. Cloud MN Charter School Lease Revenue Bonds Athlos Academy of St. Cloud Series A 144A	5.25	6-1-2032	355,000	349,656
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	621,123
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,004,900
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00	9-1-2055	400,000	353,044
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	887,293
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2013A	4.00	7-1-2023	45,000	44,882
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2019A	5.00	7-1-2055	750,000	652,109
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	142,409
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,555,811
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	822,968
University of Minnesota Series 2019A	5.00	4-1-2034	270,000	305,992
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,169,407
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2035	500,000	622,125
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	425,665
				39,892,453
GO revenue: 19.76%
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2024	190,000	192,028
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00%	2-1-2026	$ 100,000	$ 103,780
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2043	225,000	229,137
Buffalo MN Independent School District School Building Series 2015A (State School District Credit Program Insured)	2.85	2-1-2028	2,080,000	2,078,418
Canby MN Independent School District # 891 School Building Series 2023A (State School District Credit Program Insured)	4.00	2-1-2043	1,320,000	1,331,314
Chaska MN Series C	5.00	2-1-2028	235,000	261,693
Chaska MN Series C	5.00	2-1-2029	250,000	283,737
Chaska MN Series C	5.00	2-1-2030	230,000	265,344
Chisholm MN Independent School District # 695 School Building Series 2023A (State School District Credit Program Insured)	6.00	2-1-2029	500,000	598,317
Chisholm MN Independent School District # 695 School Building Series 2023A (State School District Credit Program Insured)	6.00	2-1-2030	750,000	919,361
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,075,000	755,892
Elk River MN Series A	3.00	12-1-2044	2,000,000	1,702,881
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	971,668
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	815,747
Hawley MN Independent School District # 150 School Building Series 2023A (State School District Credit Program Insured)	5.00	2-1-2040	750,000	822,673
Hawley MN Independent School District # 150 School Building Series 2023A (State School District Credit Program Insured)	5.00	2-1-2041	440,000	479,400
Hennepin County MN Series 2016A	5.00	12-1-2041	1,000,000	1,067,840
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	491,623
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,174,729
Hennepin County MN Series 2018A	5.00	12-1-2033	160,000	178,724
Hennepin County MN Series 2018B (TD Bank NA SPA) ø	3.85	12-1-2038	2,375,000	2,375,000
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	166,377
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	196,531
Minneapolis MN Special School District #1 Series A (State School District Credit Program Insured)	4.00	2-1-2040	1,150,000	1,169,622
Minnesota Series A	5.00	8-1-2039	1,750,000	1,982,742
Minnesota Trunk Highway Series B	3.25	8-1-2034	140,000	140,403
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	268,680
Moorhead MN Improvement Bond Series C	4.00	2-1-2027	435,000	451,706
Nashwauk-Keewatin MN Independent School District #319 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2030	250,000	292,171
Nashwauk-Keewatin MN Independent School District #319 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2031	325,000	386,905
Newfolden MN Independent School District #441 School Building Series 2022A (State School District Credit Program Insured)	5.00	2-1-2037	250,000	282,502
Newfolden MN Independent School District #441 School Building Series 2022A (State School District Credit Program Insured)	5.00	2-1-2038	250,000	279,929
See accompanying notes to portfolio of investments

4  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
North St. Paul-Maplewood Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00%	2-1-2029	$2,735,000	$ 2,920,855
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2030	275,000	319,504
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2031	165,000	194,875
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2032	250,000	298,688
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2033	310,000	371,846
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,604,903
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,273,556
Russell, Tyler, & Ruthton MN Independent School District #2902 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2030	1,620,000	1,856,806
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,510,158
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	422,245
St. Cloud MN Independent School District #742 Series B (State School District Credit Program Insured)	5.00	2-1-2031	200,000	230,464
St. Cloud MN Series A	4.00	2-1-2028	460,000	488,006
St. Cloud MN Series A	4.00	2-1-2029	475,000	504,111
St. Cloud MN Series A	4.00	2-1-2030	495,000	525,007
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	457,962
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	551,186
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	576,372
				38,823,418
Health revenue: 21.40%
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	760,857
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	506,856
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	303,657
Duluth MN EDA HCFR Essentia Health Series A	5.00	2-15-2048	650,000	664,253
Duluth MN EDA HCFR Essentia Health Series A	5.00	2-15-2058	1,450,000	1,474,175
Duluth MN EDA HCFR Essentia Health Series A	5.25	2-15-2053	2,500,000	2,601,757
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	901,396
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00%	9-1-2023	$ 655,000	$ 660,167
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	529,087
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	526,670
Minneapolis & St. Paul MN Allina Health System 2007 C-1 (Wells Fargo Bank NA LOC) ø	3.85	11-15-2034	1,500,000	1,500,000
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2025	225,000	238,226
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2026	645,000	697,636
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,143,076
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,091,051
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,079,268
Minneapolis MN Health Care System Fairview Health Services Series 2018A	5.00	11-15-2035	390,000	416,848
Minneapolis MN Health Care System Fairview Health Services Series 2018A	5.00	11-15-2036	1,100,000	1,168,197
Minneapolis MN Health Care System Revenue Allina Health System	4.00	11-15-2038	975,000	982,286
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2033	1,000,000	1,081,057
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,026,016
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	563,532
Rochester MN HCFR Mayo Clinic Series 2016 ø	3.82	11-15-2047	2,000,000	2,000,000
Rochester MN HCFR Mayo Clinic Series 2022	4.00	11-15-2039	2,500,000	2,597,913
Rochester MN HCFR Mayo Clinic Series 2022	5.00	11-15-2057	1,500,000	1,637,189
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	745,000	733,469
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2024	420,000	430,571
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	716,771
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	740,960
St. Cloud MN Health Care CentraCare Health System Obligated Group Series A	5.00	5-1-2027	1,785,000	1,889,647
St. Cloud MN Health Care CentraCare Health System Series A	5.00	5-1-2028	1,550,000	1,639,310
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,111,925
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,110,197
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	600,799
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,062,517
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2025	520,000	542,516
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2028	225,000	235,018
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2031	2,010,000	2,091,532
				42,056,402
Housing revenue: 8.56%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	861,359
See accompanying notes to portfolio of investments

6  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Minnesota HFA Rental Housing Series C (Department of Housing and Urban Development Insured)	0.30%	2-1-2024	$1,500,000	$ 1,465,097
Minnesota HFA Residential Housing Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	1,000,000	991,378
Minnesota HFA Residential Housing Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	4.40	1-1-2045	595,000	594,714
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	584,612
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	451,444
Minnesota HFA Residential Housing Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	3,055,000	3,258,755
Minnesota HFA State Appropriation Bonds Series 2015A	4.00	8-1-2031	300,000	319,251
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,714,120
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	512,775
Minnesota HFA State Appropriation Housing Infrastructure Series B	5.00	8-1-2029	320,000	367,291
Minnesota HFA State Appropriation Housing Infrastructure Series B	5.00	8-1-2030	465,000	541,690
Minnesota HFA State Appropriation Housing Infrastructure Series D	5.00	8-1-2028	200,000	225,410
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	3.97	11-1-2035	4,935,000	4,935,000
				16,822,896
Miscellaneous revenue: 10.84%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,016,631
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	245,346
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	243,961
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	285,791
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	692,223
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	419,398
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	771,137
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	764,511
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	284,511
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	293,398
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	302,137
Minneapolis MN Special School District #1 Certificate of Participation Series A	5.00	4-1-2024	300,000	306,827
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	436,546
Minnesota Rural Water Financial Authority Public Projects Construction Notes ##	2.63	12-1-2023	1,500,000	1,489,184
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75%	2-1-2042	$2,145,000	$ 2,269,553
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,100,999
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,557,060
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	512,064
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,024,926
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	131,122
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	219,114
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	519,111
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	363,314
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	259,916
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	270,628
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	275,761
St. Paul MN Independent School District #625 Certificate of Participation Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,257,179
White Bear Lake MN Independent School District #624 Certificate of Participation Series B	5.00	4-1-2026	830,000	887,077
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,089,707
				21,289,132
Resource recovery revenue: 0.62%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,215,069
Tax revenue: 0.73%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,444,191
Transportation revenue: 0.82%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	538,411
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	558,399
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	514,069
				1,610,879
Utilities revenue: 8.30%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	4.00	1-1-2042	350,000	351,852
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2029	315,000	355,669
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2030	210,000	240,953
See accompanying notes to portfolio of investments

8  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00%	1-1-2031	$ 350,000	$ 403,431
Elk River MN Series B	5.00	8-1-2028	300,000	337,796
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	701,245
Minnesota Municipal Gas Agency Series 2022 (Royal Bank of Canada LIQ)	4.00	12-1-2052	3,000,000	3,037,070
Northern Minnesota Municipal Power Agency Electric System Series 2013A	4.00	1-1-2028	450,000	450,367
Northern Minnesota Municipal Power Agency Electric System Series 2013A	5.00	1-1-2024	500,000	500,820
Northern Minnesota Municipal Power Agency Electric System Series 2013A	5.00	1-1-2031	745,000	746,182
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2025	205,000	213,023
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2030	520,000	552,998
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2031	350,000	372,115
Northern Minnesota Municipal Power Agency Electric System Series 2017	5.00	1-1-2036	100,000	106,041
Northern Minnesota Municipal Power Agency Electric System Series 2017	5.00	1-1-2041	400,000	415,974
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	319,996
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	253,965
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	532,848
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	807,362
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	642,825
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2034	615,000	704,539
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2029	515,000	547,963
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	503,437
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2023	200,000	200,174
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2027	100,000	100,213
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2034	225,000	209,681
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2028	400,000	420,186
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2041	500,000	489,477
Western Minnesota Municipal Power Agency Revenue Refunding Series A	5.00	1-1-2030	625,000	722,560
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,063,185
				16,303,947
Water & sewer revenue: 0.52%
St. Paul MN Water Revenue Series 2023A %%	4.00	12-1-2045	1,000,000	1,016,237
				187,088,579
New York: 0.14%
Health revenue: 0.14%
Westchester County NY Local Development Corporation Kendal on Hudson Obligated Group Series B	5.00	1-1-2027	275,000	280,139
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.76%
Health revenue: 0.76%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		4.00%	7-1-2037	$ 275,000	$ 257,431
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		5.00	7-1-2028	760,000	828,130
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021		5.00	7-1-2031	365,000	411,673
					1,497,234
Total Municipal obligations (Cost $198,472,898)					194,304,697
Total investments in securities (Cost $198,472,898)	98.89%				194,304,697
Other assets and liabilities, net	1.11				2,172,312
Total net assets	100.00%				$196,477,009

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments

10  |  Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$194,304,697	$0	$194,304,697
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Minnesota Tax-Free Fund  |  11